Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
REVENUES:
Sale of products	$ 294,027	$ 238,920	[1]	$ 415,838	[1]
Services rendered	145,968	148,088	[1]	135,627	[1]
Total Revenues	439,995	387,008	[1]	551,465	[1]
COST OF REVENUES:
Cost of products sold	156,702	129,601	[1]	234,267	[1]
Cost of services rendered	91,753	103,846	[1]	93,448	[1]
Write-down of inventories		14,255	[1]	6,743	[1]
Total Cost of Revenues	248,455	247,702	[1]	334,458	[1]
GROSS PROFIT	191,540	139,306	[1]	217,007	[1]
RESEARCH AND DEVELOPMENT COSTS:
Expenses incurred	72,736	70,524	[1]	83,338	[1]
Less - government participations	3,163	1,821	[1]	1,985	[1]
NET RESEARCH AND DEVELOPMENT COSTS	69,573	68,703	[1]	81,353	[1]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	75,948	73,051	[1]	70,489	[1]
EQUITY IN EARNINGS OF FRONTLINE	(5,553)	(6,764)	[1]	(7,236)	[1]
AMORTIZATION OF INTANGIBLE ASSETS	4,041	9,907	[1]	12,304	[1]
RESTRUCTURING CHARGES		5,063	[1]
IMPAIRMENT OF INTANGIBLE ASSETS		30,142	[1]
OPERATING INCOME (LOSS)	47,531	(40,796)	[1]	60,097	[1]
FINANCIAL EXPENSES - net	1,191	5,120	[1]	6,587	[1]
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE TAXES ON INCOME	46,340	(45,916)	[1]	53,510	[1]
INCOME TAX EXPENSE	6,927	456	[1]	7,677	[1]
SHARE IN LOSSES OF EQUITY METHOD INVESTEE	252	165	[1]	179	[1]
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	39,161	(46,537)	[1]	45,654	[1]
GAIN FROM DISCONTINUED OPERATIONS, NET OF TAX				1,363	[1]
NET INCOME (LOSS)	39,161	(46,537)	[1]	47,017	[1]
NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	(840)	(958)	[1]	(322)	[1]
NET INCOME (LOSS) ATTRIBUTABLE TO ORBOTECH LTD.	40,001	(45,579)	[1]	47,339	[1]
AMOUNTS ATTRIBUTABLE TO ORBOTECH LTD.:
INCOME (LOSS) FROM CONTINUING OPERATIONS	40,001	(45,579)	[1]	45,976	[1]
INCOME FROM DISCONTINUED OPERATIONS, NET OF TAX				1,363	[1]
NET INCOME (LOSS) ATTRIBUTABLE TO ORBOTECH LTD.	$ 40,001	$ (45,579)	[1]	$ 47,339	[1]
INCOME (LOSS) FROM CONTINUING OPERATIONS:
Basic	$ 0.94	$ (1.05)	[1]	$ 1.15	[1]
Diluted	$ 0.92	$ (1.05)	[1]	$ 1.13	[1]
NET INCOME (LOSS):
Basic	$ 0.94	$ (1.05)	[1]	$ 1.19	[1]
Diluted	$ 0.92	$ (1.05)	[1]	$ 1.16	[1]
WEIGHTED AVERAGE NUMBER OF SHARES USED IN COMPUTATION OF EARNINGS (LOSS) PER SHARE - IN THOUSANDS:
Basic	42,571	43,501	[1]	39,909	[1]
Diluted	43,253	43,501	[1]	40,816	[1]

[1]	See Note 1a(ii).